Subsequent Events (Details Narrative) (10-K) - SayMedia, Inc [Member] - USD ($)	Dec. 10, 2018	Aug. 04, 2018	Mar. 12, 2018	Mar. 09, 2018	Aug. 20, 2018	Jul. 23, 2018	Mar. 26, 2018	Sep. 09, 2017
Maximum facility limit								$ 2,500,000
Amended & Restated Asset Purchase Agreement [Member]
Cash consideration		$ 5,887,072
Promissory note					$ 1,250,000	$ 250,000	$ 1,000,000
Restricted shares of common stock		1,840,000
Restricted stock award		160,000
Convertible securities		$ 350,000
Amended & Restated Asset Purchase Agreement [Member] | Employees and Consultants [Member]
Restricted stock award		2,000,000
Amended & Restated Asset Purchase Agreement [Member] | Maximum [Member]
Cash consideration		$ 1,250,000
Legal fees and expenses		250,000
Reimbursement of legal fees and expenses		$ 300,000
Silicon Valley Bank [Member]
Payment of loan			$ 846,767
Subsequent Event [Member] | Amended & Restated Asset Purchase Agreement [Member]
Secured promissory notes	$ 7,434,003
Sallyport Commercial Finance, LLC [Member]
Maximum facility limit				$ 3,500,000
Factoring fee rate percentage				7.00%
Factoring fee rate description				The combined interest and factoring fee rate under the agreement is 7.00% plus the greater of 4.50% or the prime rate.